Investment Objectives and Goals - Simplify Propel Opportunities ETF	May 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY PROPEL OPPORTUNITIES ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Propel Opportunities ETF (the “Fund” or “SURI”) seeks long-term capital appreciation.